Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Schedule of Operating Results of Discontinued Operations

The amounts in the table below reflect the operating results and gain on sale of the Divested Benefits Continuation Businesses reported as discontinued operations:

Nine Months Ended September 30, 2017
Net revenues	$—
Income from operations before income taxes	—
(Loss) gain on sale of businesses	0.5
Income tax benefit (expense)	(0.2)
(Loss) income from discontinued operations, net of income taxes	$0.3

The final calculation of the purchase price was determined during the second quarter of 2015, which resulted in the recognition of an additional gain of $1.5.

	Year Ended December 31,
	2017	2016	2015
Net revenues	$—	$4.8	$40.0
(Loss) income from operations before income taxes	—	(0.8)	12.2
Gain (loss) on sale of businesses	0.5	21.0	(28.9)
Income tax expense	(0.2)	(10.3)	—
Income (loss) from discontinued operations, net of income taxes	$0.3	$9.9	$(16.7)
Depreciation and amortization	$—	$—	$0.4
Capital expenditures	$—	$—	$0.5

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for the Divested Benefits Continuation Businesses. These amounts are included within other current assets and other accrued expenses, respectively, in our consolidated balance sheets:

	December 31,
	2017	2016
Assets:
Other assets	$—	$0.1

Assets of discontinued operations	$—	$0.1

Liabilities:
Accounts payable	$—	$0.4
Other liabilities	0.3	0.5

Liabilities of discontinued operations	$0.3	$0.9

LifeWorks [Member]
Schedule of Operating Results of Discontinued Operations

The amounts in the table below reflect the operating results of LifeWorks reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Nine Months Ended September 30,
	2018	2017
Net revenues	$28.3	$59.9
Income (loss) from operations before income taxes	(0.9)	1.9
Income tax expense	(13.9)	(3.9)
Loss from discontinued operations, net of income taxes	$(14.8)	$(2.0)
Depreciation and amortization	$1.4	$3.0
Capital expenditures	$—	$0.2

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for LifeWorks:

December 31, 2017
Assets:
Cash and equivalents	$5.3
Trade and other receivables, net	13.3
Prepaid expenses	1.5
Property, plant and equipment, net	1.8
Other intangible assets, net	5.9
Goodwill	126.3
Other assets	2.1

Assets of discontinued operations	$156.2

Liabilities:
Accounts payable	$4.4
Deferred revenue	2.8
Employee compensation and benefits	1.3
Other liabilities	10.8

Liabilities of discontinued operations	$19.3

The amounts in the table below reflect the operating results of LifeWorks reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net revenues	$79.9	$80.8	$82.3
(Loss) income from operations before income taxes	(0.4)	7.1	23.8
Income tax expense	(4.9)	(11.1)	(4.3)
(Loss) income from discontinued operations, net of income taxes	$(5.3)	$(4.0)	$19.5
Depreciation and amortization	$4.1	$4.1	$3.8
Capital expenditures	$0.2	$0.3	$0.4

The amounts in the table below reflect the assets and liabilities reported as discontinued operations for LifeWorks:

	December 31,
	2017	2016
Assets:
Cash and equivalents	$5.4	$10.6
Trade and other receiveables, net	13.3	7.0
Prepaid expenses	1.5	1.7
Property, plant, and equipment, net	1.8	2.4
Other intangible assets, net	5.9	9.2
Goodwill	126.3	124.9
Other assets	2.0	0.2

Assets of discontinued operations	$156.2	$156.0

Liabilities:
Accounts payable	$4.4	$5.7
Deferred revenue	2.8	1.9
Employee compensation and benefits	1.2	1.1
Other liabilities	10.9	10.4

Liabilities of discontinued operations	$19.3	$19.1

UK Business [Member]
Schedule of Operating Results of Discontinued Operations

The amounts in the table below reflect the operating results of the UK Business reported as discontinued operations, as well as supplemental disclosures of discontinued operations:

Nine Months Ended September 30, 2017
Net revenues	$—
Loss from operations before income taxes	—
Loss on sale of businesses	(0.7)
Income tax expense	—
Loss from discontinued operations, net of income taxes	$(0.7)

The amounts in the table below reflect the operating results of the UK Business reported as discontinued operations, as well as supplemental disclosures of the discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net revenues	$—	$37.0	$79.2
Income from operations before income taxes	—	0.5	2.3
(Loss) gain on sale of businesses	(1.0)	5.9	—
Income tax benefit (expense)	—	0.2	(1.4)
(Loss) income from discontinued operations, net of income taxes	$(1.0)	$6.6	$0.9
Depreciation and amortization	$—	$1.3	$3.3
Capital expenditures	$—	$0.7	$2.4